Revenue Schedule of Contract Liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Contract with Customer [Roll Forward]
Contract with Customer, Liability	$ 52.4
Additional advanced billings and deposits received	330.1
Contract with Customer, Liability, Revenue Recognized	(339.0)
Contract with Customer, Increase (Decrease) Foreign Currency Translation Adjustments and Other	(4.6)
Contract with Customer, Liability	$ 38.9